Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Schedule of Reconciliation of Outstanding RSUs
The number of unvested RSUs issued under the 2021 GHL Plan were as follows:

Number of unvested restricted share units
’000
As of December 31, 2021	64,646
Granted	109,016
Vested	(24,343)
Canceled and forfeited	(17,554)
As of December 31, 2022	131,765
Granted	93,731
Vested	(58,348)
Canceled and forfeited	(34,716)
As of December 31, 2023	132,432
Granted	98,607
Vested	(66,630)
Canceled and forfeited	(16,209)
As of December 31, 2024	148,200

Schedule of Reconciliation of Outstanding Share Options
The number and weighted-average exercise prices of Share Options granted under the 2021 GHL Plan were as follows:

	Number of Share Options	Weighted average exercise price per share	Weighted-average remaining contractual life
	’000	$	(in years)
As of December 31,2021	53,096	1.98	7.8
Issued for acquisition of non-controlling interest	17,910	2.26
Exercised	(12,846)	1.31
Canceled and forfeited	(3,223)	2.15
As of December 31, 2022	54,937	2.22	7.2
Exercised	(2,446)	1.55
Canceled and forfeited	(3,899)	3.29
As of December 31, 2023	48,592	2.17	5.7
Exercised	(7,122)	1.80
Canceled and forfeited	(155)	2.08
As of December 31, 2024	41,315	2.24	4.7

	Number of Share Options	Weighted average exercise price per share
Exercisable as at 31 December	’000	$
2023	44,047	2.19
2024	39,940	2.25

Schedule of Share-Based Payment Expenses
The following table summarizes total share-based payment expense by function for the years ended December 31, 2024 , December 31, 2023 and December 31, 2022:

	2024	2023	2022
(in $ millions)	$	$	$
Cost of revenue	52	48	60
Sales and marketing	13	12	14
Research and development	109	97	124
General and administrative	105	147	214
Total	279	304	412